Liquidity Risk - Summary of Wholesale Funding by Currency (Detail) - Liquidity risk [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United Kingdom, Pounds
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	45.00%	39.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	28.00%	31.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	12.00%
United Kingdom, Pounds | Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	68.00%	61.00%
United Kingdom, Pounds | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	49.00%	39.00%
United Kingdom, Pounds | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	12.00%
United Kingdom, Pounds | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	7.00%	3.00%
United Kingdom, Pounds | Santander UK Plc [member] | Deposits by Banks [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	27.00%	33.00%
United Kingdom, Pounds | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	89.00%
United Kingdom, Pounds | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	47.00%	41.00%
United Kingdom, Pounds | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	80.00%	59.00%
United Kingdom, Pounds | Santander UK Plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
United Kingdom, Pounds | Santander UK Plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	52.00%	55.00%
United Kingdom, Pounds | Other Group Entities [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	47.00%	41.00%
United Kingdom, Pounds | Other Group Entities [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		22.00%
United Kingdom, Pounds | Other Group Entities [member] | Deposits by Banks [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		7.00%
United Kingdom, Pounds | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	34.00%	31.00%
United Kingdom, Pounds | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	91.00%	87.00%
United States of America, Dollars
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	28.00%	30.00%
United States of America, Dollars | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	54.00%	53.00%
United States of America, Dollars | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	67.00%	63.00%
United States of America, Dollars | Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	32.00%	39.00%
United States of America, Dollars | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	19.00%	21.00%
United States of America, Dollars | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	49.00%	49.00%
United States of America, Dollars | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	19.00%	1.00%
United States of America, Dollars | Santander UK Plc [member] | Deposits by Banks [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	73.00%	67.00%
United States of America, Dollars | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	10.00%
United States of America, Dollars | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	20.00%	29.00%
United States of America, Dollars | Santander UK Plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	45.00%
United States of America, Dollars | Other Group Entities [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	50.00%	55.00%
United States of America, Dollars | Other Group Entities [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		59.00%
United States of America, Dollars | Other Group Entities [member] | Deposits by Banks [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	93.00%
United States of America, Dollars | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	65.00%	68.00%
United States of America, Dollars | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		5.00%
Euro Member Countries, Euro
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	25.00%	30.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	14.00%	13.00%
Euro Member Countries, Euro | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	22.00%	21.00%
Euro Member Countries, Euro | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	32.00%	39.00%
Euro Member Countries, Euro | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	42.00%	39.00%
Euro Member Countries, Euro | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	70.00%	93.00%
Euro Member Countries, Euro | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	52.00%	58.00%
Euro Member Countries, Euro | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		12.00%
Euro Member Countries, Euro | Other Group Entities [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	3.00%	4.00%
Euro Member Countries, Euro | Other Group Entities [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		19.00%
Euro Member Countries, Euro | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Euro Member Countries, Euro | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	9.00%	8.00%
Other [Member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	1.00%
Other [Member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	4.00%	3.00%
Other [Member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	4.00%
Other [Member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other [Member] | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies		1.00%
Other [Member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	4.00%	3.00%
Other [Member] | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%
Other [Member] | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%